Income tax expense (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Income Tax Expense

	2026	2025	2024
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	9,708	7,033	7,435
Deferred tax (benefit)/expense	(320)	177	(988)
Total taxation expense	9,388	7,210	6,447

Summary of Factors Affecting Income Tax Expense

	2026	2025	2024
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	22,414	18,353	16,048
Tax on profit at Australian prima facie tax rate of 30 per cent	6,724	5,506	4,814
Derecognition of deferred tax assets and current year tax losses	1,986	1,036	666
Tax on remitted and unremitted foreign earnings	513	354	224
Amounts (over)/under provided in prior years	(7)	(57)	(25)
Foreign exchange adjustments	(24)	21	(79)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses[1]	(35)	78	737
Recognition of previously unrecognised tax assets	(88)	(127)	(110)
Impact of tax rates applicable outside of Australia	(1,538)	(1,132)	(556)
Other[2]	460	451	344
Income tax expense	7,991	6,130	6,015
Royalty-related taxation (net of income tax benefit)	1,397	1,080	432
Total taxation expense	9,388	7,210	6,447

1.
This item removes the prima facie tax effect on profit/(loss) from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 'Significant events – Samarco dam failure', which are taxable.
2.
Includes current tax expense related to Pillar Two income taxes of US$37 million (2025: US$1 million; 2024: US$ nil).

Summary of Income Tax Recognised in Other Comprehensive Income

Income tax recognised in other comprehensive income is as follows:

	2026	2025	2024
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
(Losses)/gains taken to equity	72	(104)	10
Losses/(gains) transferred to the income statement	(39)	118	(15)
Others	–	–	–
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	33	14	(5)
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	4	3	(13)
Income tax credit/(charge) relating to items that will not be reclassified to the income statement	4	3	(13)
Total income tax credit/(charge) relating to components of other comprehensive income[1]	37	17	(18)

1.
Included within total income tax relating to components of other comprehensive income is US$37 million relating to deferred taxes and US$ nil relating to current taxes (2025: US$17 million and US$ nil; 2024: US$(18) million and US$ nil).